Stock-Based Compensation - Summary of Assumptions Used in Black-Scholes Option Pricing Model (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.93%	3.93%	3.56%
Expected volatility	73.80%	73.80%	67.40%
Expected dividend yield	0.00%	0.00%	0.00%
Expected life of options (in years)	5 years 10 months 24 days	5 years 10 months 24 days	6 years 1 month 6 days
Cara Therapeutics, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	4.12%
Risk-free interest rate, minimum		4.12%	3.38%	1.70%
Risk-free interest rate, maximum		4.34%	4.65%	4.21%
Expected volatility	89.60%
Expected volatility, minimum		89.60%	76.30%	77.70%
Expected volatility, maximum		89.80%	81.30%	81.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Cara Therapeutics, Inc. | Employee and Board of Directors Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options (in years)	6 years 3 months	6 years 3 months	6 years 3 months	6 years 3 months